Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual commitments	Contractual commitments as of June 30, 2020 are as follows (in thousands):

Years ending December 31,
2020	$6,786
2021	20,486
2022	27,495
2023	15,222
2024	—
Thereafter	—
Total contract commitments	$69,989
Contractual commitments as of December 31, 2019 are as follows (in thousands):

Years ending December 31,
2020	$13,572
2021	20,486
2022	27,495
2023	15,222
2024	—
Thereafter	—
Total contractual obligations	$76,775